Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	₩ 873,182	₩ 927,795	₩ 595,363
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,507,555	3,649,163
Liabilities	(2,337,540)	(3,446,303)
Net	170,015	202,860
Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	136,705	127,388
Liabilities	(172,318)	(55,109)
Net	(35,613)	72,279
Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,705,215	4,705,409
Liabilities	(2,832,033)	(3,777,614)
Net	873,182	927,795
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	275,525	187,472	156,608
Allowance for credit losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	275,547	187,522
Liabilities	(22)	(50)
Net	275,525	187,472
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(572,901)	286,927	239,702
PP&E and Intangible asset [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	569,256	381,583
Liabilities	(1,142,157)	(94,656)
Net	(572,901)	286,927
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	312,374	284,954	290,919
Share of profit or loss of equity - accounted investees [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	325,925	297,596
Liabilities	(13,551)	(12,642)
Net	312,374	284,954
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	16,269	34,849	63,187
Allowance for inventories valuation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	16,269	34,849
Net	16,269	34,849
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	14,073	14,942	13,553
Prepaid expenses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	14,313	16,366
Liabilities	(240)	(1,424)
Net	14,073	14,942
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	123,528	217,580	143,239
Gain or loss on foreign currency [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	142,708	222,220
Liabilities	(19,180)	(4,640)
Net	123,528	217,580
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	35,835	9,130	(3,534)
Defined benefit liabilities [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	614,728	612,680
Liabilities	(578,893)	(603,550)
Net	35,835	9,130
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	27,677	12,337	11,669
Provision for construction losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	27,677	12,337
Net	27,677	12,337
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	45,669	43,241	45,723
Provision for construction warranty [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	45,669	43,241
Net	45,669	43,241
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(40,550)	(14,559)	(21,271)
Accrued income [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(40,550)	(14,559)
Net	(40,550)	(14,559)
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net		(2,627,287)	(2,660,730)
Provision for accelerated depreciation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(444,833)	(2,627,287)
Net	(444,833)	(2,627,287)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net		1,535,619	1,536,177
Spin-off [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0	1,538,619
Liabilities	0	(3,000)
Net	0	1,535,619
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	72,387	64,811	94,317
Impairment loss on AFS [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	72,387	64,811
Net	72,387	64,811
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	20,492	34,228	43,741
Difference in acquisition costs of treasury shares [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	20,492	34,228
Net	20,492	34,228
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	284,470	118,616	159,102
Other [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	382,584	203,111
Liabilities	(98,114)	(84,495)
Net	284,470	118,616
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(117,877)	11,881	(35,572)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	48,881	59,666
Liabilities	(166,758)	(47,785)
Net	(117,877)	11,881
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	82,264	60,398	47,288
Other deferred income taxes recognized directly to equity [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	87,824	67,722
Liabilities	(5,560)	(7,324)
Net	82,264	60,398
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	533,076	384,376	253,559
Tax credit carry-forward and others [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	533,076	384,376
Net	533,076	384,376
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	205,704	268,280	₩ 217,686
Investments in subsidiaries, associates and joint ventures [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	527,879	544,482
Liabilities	(322,175)	(276,202)
Net	₩ 205,704	₩ 268,280